Schedule of advance to suppliers (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Advance To Suppliers Net
Advance payment for parts and accessories, net	$ 5,439	$ 5,614
Advance payment for cars	1,074	5,891
Others		48
Total	$ 6,513	$ 11,553